VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

June 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Voya Partners, Inc. (on behalf of VY® T. Rowe Price Diversified Mid Cap Growth Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Partners, Inc. (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which VY® T. Rowe Price Diversified Mid Cap Growth Portfolio, a series of the Registrant, will acquire all of the assets of VY® Fidelity® VIP Mid Cap Portfolio, also a series of the Registrant, in exchange for shares of VY® T. Rowe Price Diversified Mid Cap Growth Portfolio and the assumption by VY® T. Rowe Price Diversified Mid Cap Growth Portfolio of the liabilities of VY® Fidelity® VIP Mid Cap Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman

Vice President and Counsel

Voya Mutual Fund Legal Department

Voya Investment Management

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